QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 12/31

Date of reporting period: 03/31/2015

ITEM 1. SCHEDULE OF INVESTMENTS

B. RILEY DIVERSIFIED EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2015
(unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	COMMON STOCKS	100.33%

	ADVERTISINIG	1.89%
11,254	The Rubicon Project, Inc.		$201,672

	AEROSPACE & DEFENSE PARTS	0.48%
4,166	CPI Aerostructures, Inc.		50,825

	AUTO PARTS	1.86%
8,936	Remy International, Inc.		198,469

	BEVERAGES	2.34%
2,040	Farmer Brothers Co.		50,490
38,083	Primo Water Corp.		199,174

			249,664

	CABLE & SATELLITE	0.47%
4,711	TiVo Inc.*		49,984

	CHEMICALS	3.27%
2,460	Globe Specialty Metals Inc.		46,543
4,204	Trecora Resources		51,289
2,500	Tronox Ltd Class “A”		50,825
2,250	WD-40 Co.		199,215

			347,872

	COMMUNICATIONS EQUIPMENT	11.95%
2,846	CalAmp Corp.		46,077
5,124	ClearOne Inc.		54,622
38,107	EMCORE Corp.		207,302
9,692	Finisar Corp.		206,827
172,157	GigOptix, Inc.		208,310
7,429	I.D. Systems, Inc.		47,323
4,538	NetScout Systems, Inc.		198,991
2,670	Rovi Corp.		48,621
5,497	Sonus Networks, Inc.		43,316
3,550	ViaSat, Inc.		211,615

			1,273,004

	COMPUTER SERVICES	0.96%
7,100	Computer Task Group, Inc.		51,901
5,504	Immersion Corp.		50,527

			102,428

	COMPUTER SOFTWARE	7.25%
5,552	American Software, Inc. Class A		56,741
3,383	Callidus Software Inc.		42,896
1,700	Cornerstone OnDemand, Inc.		49,113
5,816	Evolving Systems, Inc.		50,657
39,278	Guidance Software Inc.		212,494
9,646	Lionbridge Technologies, Inc.		55,175
8,700	MAM Software Group, Inc.		47,850
1,700	Monotype Imaging Holdings Inc.		55,488
29,935	RealNetworks, Inic.		201,463

			771,877

B. RILEY DIVERSIFIED EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2015
(unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	ELECTRONIC	0.92%
12,155	IEC Electronics Corp.		$45,338
1,555	Imax Corp.		52,419

			97,757

	ENGINEERING SERVICES	1.92%
36,902	Kratos Defense & Security Solutions Inc.		204,068

	ENTERTAINMENT	6.79%
1,450	AMC Entertainment Holdings		51,460
3,963	Brunswick Corp.		203,896
5,902	Carmike Cinemas, Inc.		198,307
1,597	DTS, Inc.		54,410
1,596	Lions Gate Entertainment Corp.		54,136
3,534	National Cinemedia, Inc.		53,363
1,121	Six Flags Entertainment Corp.		54,268
2,517	The Marcus Corp.		53,587

			723,427

	FINANCE	1.36%
5,638	General Finance Corp.		45,499
2,003	Kennedy-Wilson Holdings Inc		52,358
7,595	Signature Group Holdings Inc.		46,633

			144,490

	HEALTHCARE	1.57%
320	Perrigo Co. PLC		52,976
1,295	Prestige Brands Holdings, Inc.		55,543
7,000	RadNet, Inc.		58,800

			167,319

	INFORMATION SERVICES	0.52%
278	CoStar Group Inc.		54,997

	INTERNET BASED SERVICE	6.62%
6,500	8x8, Inc.		54,600
6,991	Angie’s List Inc.		41,037
6,306	Groupon, Inc.		45,466
32,155	Monster Worldwide, Inc.		203,863
8,442	Overstock.com, Inc.		204,465
28,763	TheStreet Inc.		51,773
5,719	Xcerra Corp.		50,842
3,000	XO Group, Inc.		53,010

			705,056

	IT SERVICES	1.49%
31,210	Cinedigm Corp.		50,560
4,961	PFSweb Inc.		54,521
5,292	Rightside Group, Ltd.		53,714

			158,795

B. RILEY DIVERSIFIED EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2015
(unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	MANUFACTURING	4.24%
16,174	Arotech Corp.		$50,301
2,000	Ducommun Inc.		51,800
2,542	Fabrinet		48,273
6,087	Inter Parfums, Inc.		198,558
1,102	Methode Electronics Inc.		51,838
1,844	Motorcar Parts of America, Inc.		51,245

			452,015

	MEDIA	5.71%
13,500	Autobytel Inc.		199,395
9,158	Demand Media, Inc.		52,384
90	Google Inc.		49,923
5,447	Points International Ltd.		55,178
15,876	RealD Inc.		203,054
1,100	Yahoo! Inc.		48,879

			608,813

	PROFESSIONAL SERVICES	1.43%
2,843	Franklin Covey Co.		54,756
12,351	Information Services Group, Inc.		49,280
11,935	PRGX Global, Inc.		47,979

			152,015

	REAL ESTATE	0.47%
1,972	Reis , Inc.		50,562

	RECREATIONAL PRODUCTS	0.42%
320	Polaris Industries Inc.		45,152

	RETAIL	16.27%
4,500	1-800-Flowers.Com A		53,235
3,000	American Eagle Outfitters, Inc.		51,240
1,300	Best Buy Co., Inc.		49,127
1,712	Blue Nile, Inc.		54,510
1,200	Broadcom Corp. Class A		51,954
10,146	Cherokee Inc.		197,644
6,633	Conn’s, Inc.		200,847
700	Deckers Outdoor Corp.		51,009
5,450	DSW Inc.		200,996
850	eBay Inc.		49,028
1,700	FTD Companies, Inc.		50,898
8,000	JAKKS Pacific, Inc.		54,720
1,908	MarineMax, Inc.		50,581
10,204	Nutrisysem, Inc.		203,876
1,620	Sally Beauty Holdings, Inc.		55,679
1,463	Steven Madden, Ltd.		55,594
3,100	Tilly’s Inc Class A		48,515
12,619	United Online, Inc.		201,021
1,309	Zumiez Inc.		52,687

			1,733,161

	SEMICONDUCTOR	15.31%
156,497	Advanced Photonix, Inc.		62,599
788	Analog Devices, Inc.		49,644
21,310	Axcelis Technologies, Inc.		50,718
4,056	Brooks Automation, Inc.		47,171
800	Coherent, Inc.		51,968
4,238	Cohu, Inc.		46,364
4,900	Exar Corp.		49,245
5,858	FormFactor Inc.		51,960
1,600	Intel Corp.		50,032
14,620	Intersil Corp.		209,358
3,162	Kulicke & Soffa Indusries, Inc.		49,422

B. RILEY DIVERSIFIED EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2015
(unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

700	Lam Research Corp.		$49,165
3,500	Marvell Technology Group Ltd.		51,450
12,475	Mattson Technology, Inc.		49,152
6,975	Neophotonics Corp.		47,081
2,665	Newport Corp.		50,795
2,500	NVIDIA Corp.		52,313
17,641	ON Semiconductor Corp.		213,633
4,160	Rudolph Technologies, Inc.		45,843
1,000	Silicon Laboratories Inc.		50,770
2,003	Silicon Motion Technology Corp.		53,841
2,000	Skyworks Solutions, Inc.		196,580
900	Texas Instruments Inc.		51,467

			1,630,571

	TECHNOLOGY	2.42%
25,006	API Technologies Corp.		51,762
17,857	Camtek, Ltd.		56,964
2,200	Digimarc Corp.		48,290
5,600	PCM Inc.		52,304
36,523	WidePoint Corp.		48,210

			257,530

	TELECOMMUNICATIONS	0.50%
11,902	Earthlink Holdings Corp.		52,845

	TRANSPORTATION	1.92%
43,936	Accuride Corp.		204,742

	TOTAL COMMON STOCKS		10,689,110

	NET INVESTMENTS IN SECURITIES	100.33%	10,689,110
	Liabilities, net of other assets	-0.33%	(35,389)

	NET ASSETS	100.00%	$10,653,721

Notes: Fair Value Measurements (unaudited)
Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities.
Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associates with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2015:

	Level 1	Level 2	Level 3

Other
		Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total

Common Stocks	$10,689,110	$0	$0	$10,689,110

There were no Level 3 investments held during the period. During the period, there were no transfers between Levels 1 and 2.

At March 31, 2015, the cost of investment for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $9,622,523 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized apprection	$1,331,826
Gross unrealized depreciation	(265,239)

Net unrealized appreciation (depreciation)	$1,066,587

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.   Description of Exhibit

99.1   Certification of Principal Executive Officer

99.2   Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust
By: /s/ John Pasco, III
John Pasco, III Principal Executive Officer
Date: May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ John Pasco, III
John Pasco, III
Principal Executive Officer
Date: May 22, 2015

By: /s/ Karen Shupe
Karen Shupe
Principal Financial Officer
Date: May 22, 2015